Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of Sino-China's assets and liabilities
	December 31,	June 30,
	2017	2017

Total current assets	$9,736,634	$9,327,990
Total assets	9,877,880	9,472,651
Total current liabilities	6,279	4,517
Total liabilities	6,279	4,517

	June 30,	June 30,
	2017	2016

Total current assets	$9,327,990	$31,128
Total assets	9,472,651	129,463
Total current liabilities	4,517	7,222
Total liabilities	4,517	7,222

Schedule of translation of foreign currency exchange rates
	December 31,	June 30,	Three months ended December 31,		Six months ended December 31,
	2017	2017	2017	2016	2017	2016
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss	Profits/Loss	Profits/Loss
RMB:1USD	6.5060	6.7806	6.6153	6.8328	6.6428	6.7498
AUD:1USD	1.2797	1.3028	1.3007	1.3357	1.2838	1.3275
HKD:1USD	7.8118	7.8059	7.8076	7.7576	7.8112	7.7571
CAD:1USD	1.2573	1.2982	1.2702	1.3351	1.2620	1.3198

	June 30,
	2017		2016
Foreign currency	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss
RMB:1USD	6.7806	6.8126	6.6487	6.4416
AUD:1USD	1.3028	1.3267	1.3433	1.3755
HKD:1USD	7.8059	7.7651	7.7595	7.7594
CAD:1USD	1.2982	1.3270	1.2992	1.3266

Schedule of estimated useful lives
Buildings	20 years
Motor vehicles	5-10 years
Furniture and office equipment	3-5 years
Leasehold improvements	Shorter of lease term or useful life

Buildings	20 years
Motor vehicles	5-10 years
Furniture and office equipment	3-5 years

Schedule of intangible assets estimated useful lives
Software	3-5 years